REGISTRATION NO. 33-57244


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 POST-EFFECTIVE
                               AMENDMENT NO. 8 TO
                                    FORM S-6
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933



                          SELECT*LIFE VARIABLE ACCOUNT
                      (Exact Name of Unit Investment Trust)

                        RELIASTAR LIFE INSURANCE COMPANY
                               (Name of Depositor)
                                Stewart D. Gregg
                                     Counsel
                        ReliaStar Life Insurance Company
                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401
                                    Copy to:
                                Robert B. Saginaw
                                     Counsel
                        ReliaStar Life Insurance Company
                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401

It is proposed that this filing will become effective

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[x]  on August 8, 1997 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a) of Rule 485
[ ]  on (date) pursuant to paragraph (a) of Rule 485

Registrant has chosen to register an indefinite amount of securities in accordance with Rule 24f-2. The Rule 24f-2 Notice of Registrant's most recent fiscal year was filed on or about February 20, 1997.

                                   SIGNATURES


As required by the Securities Act of 1933, Registrant certifies that it meets all of the requirements of effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 4th day of August, 1997.

                                   SELECT*LIFE VARIABLE ACCOUNT
                                   (Registrant)

                                   By: RELIASTAR LIFE INSURANCE COMPANY
                                       (Depositor)

                                   By  /S/ JOHN G. TURNER
                                       John G. Turner, Chairman
                                       and Chief Executive Officer



As required by the Securities Act of 1933, Depositor has caused this Amendment to Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 4th day of August, 1997.

                                   RELIASTAR LIFE INSURANCE COMPANY
                                   (Depositor)

                                   By  /S/ JOHN G. TURNER
                                       John G. Turner, Chairman
                                       and Chief Executive Officer



As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on this 4th day of August, 1997 by the following directors and officers of Depositor in the capacities indicated:



SIGNATURE                     TITLE
---------                     -----
/S/ JOHN G. TURNER            Chairman and Chief Executive Officer
John G. Turner

/S/ WAYNE R. HUNEKE           Senior Vice President and Chief Financial Officer
Wayne R. Huneke

/S/ CHRIS D. SCHREIER         Second Vice President and Controller
Chris D. Schreier             (Principal Accounting Officer)


R. Michael Conley         Kenneth U. Kuk               Donald L. Swanson
Richard R. Crowl          William R. Merriam           John G. Turner
John H. Flittie           Robert C. Salipante          Steven W. Wishart
Wayne R. Huneke


* Stewart D. Gregg, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of ReliaStar Life Insurance Company pursuant to powers of attorney duly executed by such persons.

                              /S/ STEWART D. GREGG
                       Stewart D. Gregg, Attorney-In-Fact

                                  EXHIBIT INDEX



(8)(a) Participation Agreement by and between ReliaStar Life Insurance Company and the Alger American Fund and Fred Alger and Company, dated August 8, 1997.*



(8)(b) Amendment to Participation Agreement among Fidelity's Variable Insurance Products Fund, Fidelity Distributors Corporation and ReliaStar Life Insurance Company, dated July 24, 1997.*



(8)(c) Amendment to Participation Agreement among Fidelity's Variable Insurance Products Fund II, Fidelity Distributors Corporation and ReliaStar Life Insurance Co., dated July 24, 1997.*



(8)(d) Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series, dated August 8, 1997.*



(8)(e) Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger&Berman Advisers Management Trust, Advisers Managers Trust and Neuberger&Berman Management, Inc., effective August 8, 1997.*



(8)(f) Participation Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors, dated August 8, 1997.*



(8)(g) Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc., dated August 8, 1997.*



(8)(h) Service Agreement by and between ReliaStar Life Insurance Company and Janus Capital Corporation, dated August 8, 1997.*



(8)(i) Service Agreement by and between ReliaStar Life Insurance Company and Neuberger&Berman Management Incorporated ("NBMI"), effective August 8, 1997.*



(8)(j) Service Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors, dated August 8, 1997.*



   27 Financial Data Schedule*


* Filed as an Exhibit to Registrant's Select*Life Variable Account on August 4, 1997, File No. 2-95392 and incorporated herein by reference.